CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                                 March 2, 2012



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


       Re:       First Trust Exchange-Traded AlphaDEX(R) Fund II
                   (Registration Nos. 333-171759, 811-22519)
               --------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on February 16, 2012. The Registration Statement relates to First Trust Emerging Markets Small Cap AlphaDEX(R) Fund and First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By:  /s/ Morrison C. Warren
                                             -----------------------------------
                                             Morrison C. Warren


Enclosures